Parent Company Financial Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ferrovial SE Statements Financial Position [Line Items]
Right-of-use assets	€ 296	€ 238	€ 196
Deferred tax assets	958	1,159
Non-current derivative financial assets	366	221
Current trade receivables	1,761	1,625
Current tax assets, current	41	48
Other current receivables	484	603
Cash and cash equivalents	4,271	4,828	4,789	€ 5,130
Profit (loss)	1,150	3,490	€ 511
Other non-current provisions	395	353
Non-current lease liabilities	219	165
Non-current derivative financial liabilities	129	71
Other non-current financial liabilities	1,112	1,279
Current lease liabilities	86	80
Current derivative financial liabilities	22	61
Current trade payables	1,803	1,781
Other current payables	553	502
Current provisions	929	958
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Financial Position [Line Items]
Non current assets financial position for parent company	12,756	13,167
Right-of-use assets	4	3
Long term investments in group companies and associates	12,521	12,815
Non current assets of equity instruments investments	12,521	12,815
Other non current final assets financial position for parent company	11	264
Deferred tax assets	130	55
Non-current derivative financial assets	89	30
Currents assets financial position for parent company	434	601
Current trade receivables	242	203
Current receivables due from associates	171	129
Current tax assets, current	13	19
Other current receivables	56	53
Other current receivables financial position for parent company	3	4
Short term investments in group entities and associates	61	218
Current prepayments and other current assets	3	3
Cash and cash equivalents financial position for parent company	128	175
Total assets financial position for parent company	13,191	13,768
Total equity in financial position for parent company	6,226	6,422
Issued capital	7	7
Share premium	4,316	4,316
Treasury shares	(78)	(79)
Measurement adjustments	(11)	(10)
Retained earnings	1,098	(1,082)
Profit (loss)	894	3,270
Non current liabilities in financial position for parent company	5,729	6,090
Other non-current provisions	74	89
Debentures and borrowings in financial position for parent company	1,405	556
Non current liabilities payables to group companies	4,183	5,433
Other non-current financial liabilities	67	12
Current liabilities in financial position for parent company	1,236	1,256
Current debentures and borrowings in financial position for parent company	72	507
Current debentures and bonds liabilities	72	255
Current debt securities and bank borrowings	0	252
Current payables to Group companies liabilities	1,129	686
Current trade and other current payables in financial position for parent company	34	62
Current trade payables	6	10
Other current payables	20	24
Other trade payables of group companies and associates for liabilities	8	10
Current tax liabilities	0	19
Current provisions	1	1
Total Liabilities in financial position for parent company	€ 13,191	€ 13,768